GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 103	$ 139
Goodwill	13,389		$ 13,489	$ 12,651
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,100
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,500